CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 294,418	$ 65,663
Accounts receivable, net	7,112	7,556
Inventories	9,799	9,619
Prepaid expenses	1,222	855
Due from related parties	21,326	20,426
Other current assets	14,609	14,329
Total current assets	348,486	118,448
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $993,858 (2020: $941,960)	2,429,647	2,479,937
Deferred charges, net	13,440	17,339
Investments in affiliates	19,238	15,273
Other non-current assets	389,319	83,383
Total non-current assets	2,851,644	2,595,932
Total assets	3,200,130	2,714,380
CURRENT LIABILITIES
Accounts payable	11,835	10,613
Accrued liabilities	19,881	10,960
Current portion of long-term debt, net	93,450	155,662
Current portion of long-term leaseback obligation, net	63,316	24,515
Accumulated accrued interest, current portion	5,854	18,036
Unearned revenue	20,754	19,476
Other current liabilities	13,734	423
Total current liabilities	228,824	239,685
LONG-TERM LIABILITIES
Long-term debt, net	1,039,900	1,187,345
Long-term leaseback obligation, net of current portion	168,542	95,585
Accumulated accrued interest, net of current portion	27,450	136,433
Unearned revenue, net of current portion	16,187	19,574
Other long-term liabilities	6,034	181
Total long-term liabilities	1,258,113	1,439,118
Total liabilities	1,486,937	1,678,803
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2021 and December 31, 2020)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2021 and December 31, 2020. 24,938,211 and 24,788,598 shares issued as of June 30, 2021 and December 31, 2020; and 20,598,940 and 20,449,327 shares outstanding as of June 30, 2021 and December 31, 2020)	206	204
Additional paid-in capital	760,869	755,390
Accumulated other comprehensive loss	(73,851)	(86,669)
Retained earnings	1,025,969	366,652
Total stockholders' equity	1,713,193	1,035,577
Total liabilities and stockholders' equity	$ 3,200,130	$ 2,714,380